Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income
The following table illustrates the changes in accumulated other comprehensive loss as of and for the period presented:

(In thousands)	Unrealized Gain on Designated Derivative
Balance, December 31, 2019	$(7,043)
Other comprehensive loss, before reclassifications	(42,226)
Amount of gain reclassified from accumulated other comprehensive loss	2,606
Rebalancing of ownership percentage	174
Balance, June 30, 2020	$(46,489)